DEBT (Tables)	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Debt
The following table presents debt balances at December 31, 2020 and December 31, 2019.

	December 31,
	2020	2019
Convertible promissory note due March 2021	$—	$12,476
Short-term note due May 2021	1,000	—
Short-term note due November 2021	1,000	—
PPP loan	161	—
Total debt	2,161	12,476
Less Short-term debt	2,161	—
Long-term debt	$—	$12,476